Expense Example - SelectPortfoliosFidelityAdvisorCommunicationServicesFund-AMCIZPRO - SelectPortfoliosFidelityAdvisorCommunicationServicesFund-AMCIZPRO - Select Communication Services Portfolio	Apr. 29, 2025 USD ($)
Fidelity Advisor Communication Services Fund - Class I
Expense Example:
1 year	$ 73
3 years	227
5 years	395
10 years	883
Fidelity Advisor Communication Services Fund - Class Z
Expense Example:
1 year	59
3 years	186
5 years	324
10 years	726
Fidelity Advisor Communication Services Fund - Class A
Expense Example:
1 year	667
3 years	863
5 years	1,075
10 years	1,685
Fidelity Advisor Communication Services Fund - Class M
Expense Example:
1 year	469
3 years	721
5 years	992
10 years	1,765
Fidelity Advisor Communication Services Fund - Class C
Expense Example:
1 year	274
3 years	539
5 years	928
10 years	$ 1,821